Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Basic earnings per share
Net income attributable to common shareholders	$ 1,499	$ 3,690
Weighted-average number of common shares outstanding (millions)	1,820.7	1,820.5
Basic earnings per share (Canadian dollars)	$ 0.82	$ 2.03
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 1,499	$ 3,690
Stock options potentially exercisable (millions)1	2.4	3.6
Weighted-average number of common shares outstanding – diluted (millions)	1,823.1	1,824.1
Diluted earnings per share (Canadian dollars)1	$ 0.82	$ 2.02
Average outstanding options excluded from calculation of diluted earnings per share	3.7	0.0
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 93.69